Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 11, 2022
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000827060
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 11, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 12, 2022
Prospectus Date	rr_ProspectusDate	Jun. 30, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A